Long-term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Aggregate Outstanding Principal Amount and Unamortized Debt Issuance Cost Related to Subordinated Debentures

At March 31, 2018 and December 31, 2017 the aggregate outstanding principal amount and unamortized debt issuance costs related to these subordinated debentures were as follows:

(dollars in thousands)	March 31, 2018	December 31, 2017
Principal	$50,000	$50,000

Unamortized debt issuance costs	$436	$472

At December 31, 2017 and 2016, respectively, long-term debt—6.5% fixed-to-floating subordinated debentures, due March 31, 2026—were as follows:

(dollars in thousands)	2017	2016
Principal	$50,000	$50,000

Unamortized debt issuance costs	$472	$617